Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
Statement Of Financial Position [Abstract]
Ordinary shares, par value	$ 0.14	$ 0.14
Ordinary shares, shares authorized	80,000,000	80,000,000
Ordinary shares, shares issued	48,490,093	47,263,701
Ordinary shares, shares outstanding	43,079,320	41,852,928
Treasury stock, shares	5,410,773	5,410,773